Segmented Information (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment

	Regulated								Non-Regulated
									Energy		Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Quarter ended June 30, 2023
Revenue	519	661	317	362	181	116	420	2,576	18	—	—	2,594
Energy supply costs	—	262	121	141	—	22	241	787	—	—	—	787
Operating expenses	125	204	144	91	44	31	56	695	10	8	—	713
Depreciation and amortization	103	88	28	78	67	24	51	439	1	—	—	440
Operating income	291	107	24	52	70	39	72	655	7	(8)	—	654
Other income, net	19	12	13	9	3	1	5	62	—	2	—	64
Finance charges	105	37	15	43	30	19	21	270	—	53	—	323
Income tax expense	49	12	5	(5)	2	3	8	74	1	(26)	—	49
Net earnings	156	70	17	23	41	18	48	373	6	(33)	—	346
Non-controlling interests	29	—	—	—	—	—	6	35	—	—	—	35
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	127	70	17	23	41	18	42	338	6	(50)	—	294

Additions to property, plant and equipment and intangible assets	264	183	78	125	182	35	115	982	—	—	—	982

As at June 30, 2023
Goodwill	8,127	1,829	597	913	228	235	254	12,183	—	—	—	12,183
Total assets	23,838	12,303	5,105	8,587	5,718	2,625	4,993	63,169	685	256	(29)	64,081

Quarter ended June 30, 2022
Revenue	468	648	281	396	169	108	384	2,454	33	—	—	2,487
Energy supply costs	—	272	101	181	—	18	224	796	1	—	—	797
Operating expenses	120	167	143	88	42	33	52	645	8	6	—	659
Depreciation and amortization	94	92	26	75	61	17	47	412	4	1	—	417
Operating income	254	117	11	52	66	40	61	601	20	(7)	—	614
Other income, net	10	3	15	5	—	1	1	35	—	—	—	35
Finance charges	83	30	13	35	28	19	19	227	—	39	—	266
Income tax expense	41	13	3	5	3	3	6	74	1	(22)	—	53
Net earnings	140	77	10	17	35	19	37	335	19	(24)	—	330
Non-controlling interests	26	—	—	—	—	—	4	30	—	—	—	30
Preference share dividends	—	—	—	—	—	—	—	—	—	16	—	16
Net earnings attributable to common equity shareholders	114	77	10	17	35	19	33	305	19	(40)	—	284

Additions to property, plant and equipment and intangible assets	272	159	65	134	119	30	100	879	6	—	—	885

As at June 30, 2022
Goodwill	7,900	1,779	581	913	228	235	248	11,884	27	—	—	11,911
Total assets	21,993	11,796	4,587	8,272	5,328	2,565	4,487	59,028	776	300	(150)	59,954

	Regulated								Non-Regulated
									Energy		Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Year-to-date June 30, 2023
Revenue	1,038	1,401	759	1,117	360	255	927	5,857	56	—	—	5,913
Energy supply costs	—	599	328	518	—	69	585	2,099	—	—	—	2,099
Operating expenses	260	394	306	189	86	61	116	1,412	20	22	—	1,454
Depreciation and amortization	204	175	56	155	131	48	101	870	5	1	—	876
Operating income	574	233	69	255	143	77	125	1,476	31	(23)	—	1,484
Other income, net	36	26	27	16	3	2	12	122	—	11	—	133
Finance charges	204	73	33	84	60	39	42	535	—	103	—	638
Income tax expense	96	26	14	40	5	4	14	199	7	(57)	—	149
Net earnings	310	160	49	147	81	36	81	864	24	(58)	—	830
Non-controlling interests	57	—	—	—	—	—	9	66	—	—	—	66
Preference share dividends	—	—	—	—	—	—	—	—	—	33	—	33
Net earnings attributable to common equity shareholders	253	160	49	147	81	36	72	798	24	(91)	—	731

Additions to property, plant and equipment and intangible assets	600	368	156	239	301	62	208	1,934	2	—	—	1,936
As at June 30, 2023
Goodwill	8,127	1,829	597	913	228	235	254	12,183	—	—	—	12,183
Total assets	23,838	12,303	5,105	8,587	5,718	2,625	4,993	63,169	685	256	(29)	64,081

Year-to-date June 30, 2022
Revenue	928	1,186	656	1,090	336	237	843	5,276	46	—	—	5,322
Energy supply costs	—	482	263	535	—	61	536	1,877	3	—	—	1,880
Operating expenses	243	329	292	171	84	66	105	1,290	20	18	—	1,328
Depreciation and amortization	186	181	51	150	121	34	91	814	8	2	—	824
Operating income	499	194	50	234	131	76	111	1,295	15	(20)	—	1,290
Other income, net	19	6	30	9	1	3	3	71	—	6	—	77
Finance charges	163	61	26	71	54	37	37	449	—	75	—	524
Income tax expense	82	19	12	36	7	5	11	172	2	(54)	—	120
Net earnings	273	120	42	136	71	37	66	745	13	(35)	—	723
Non-controlling interests	50	—	—	—	—	—	7	57	—	—	—	57
Preference share dividends	—	—	—	—	—	—	—	—	—	32	—	32
Net earnings attributable to common equity shareholders	223	120	42	136	71	37	59	688	13	(67)	—	634

Additions to property, plant and equipment and intangible assets	607	321	129	264	230	60	178	1,789	11	—	—	1,800
As at June 30, 2022
Goodwill	7,900	1,779	581	913	228	235	248	11,884	27	—	—	11,911
Total assets	21,993	11,796	4,587	8,272	5,328	2,565	4,487	59,028	776	300	(150)	59,954